Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Schedule of trade and other receivables

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	5,892	5	5,897	5,782	0	5,782
Other receivables	429	198	627	454	169	623
/ Total	6,321	203	6,524	6,236	169	6,405